Note 20 - Other Non Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Year ending December 31,	Tranche A of the Termination Fee	Tranche B of the Termination Fee
2014	800
2015	800
2016	800
2017	1,500	806
	3,900	806